UBS PACE® Select Advisors Trust

UBS PACE® Money Market Investments

UBS PACE® Government Securities Fixed Income Investments

UBS PACE® Intermediate Fixed Income Investments

UBS PACE® Strategic Fixed Income Investments

UBS PACE® Municipal Fixed Income Investments

UBS PACE® Global Fixed Income Investments

UBS PACE® High Yield Investments

UBS PACE® Large Co Value Equity Investments

UBS PACE® Large Co Growth Equity Investments

UBS PACE® Small/Medium Co Value Equity Investments

UBS PACE® Small/Medium Co Growth Equity Investments

UBS PACE® International Equity Investments

UBS PACE® International Emerging Markets Equity Investments

UBS PACE® Global Real Estate Securities Investments

UBS PACE® Alternative Strategies Investments

Supplement to the prospectuses and the Statement of Additional Information, each dated November 28, 2009

November 22, 2010

ZS-443

Dear Investor,

The purpose of this supplement is to update information regarding the above named trust and each of the above named funds (collectively, the "funds"). Effective November 22, 2010 the names of the trust and each of the funds are changed, as indicated below:

Former name	Current name
UBS PACE® Select Advisors Trust	PACE® Select Advisors Trust

UBS PACE® Money Market Investments	PACE® Money Market Investments

UBS PACE® Government Securities Fixed Income	PACE® Government Securities Fixed Income

Investments	Investments

UBS PACE® Intermediate Fixed Income Investments	PACE® Intermediate Fixed Income Investments

UBS PACE® Strategic Fixed Income Investments	PACE® Strategic Fixed Income Investments

UBS PACE® Municipal Fixed Income Investments	PACE® Municipal Fixed Income Investments

UBS PACE® Global Fixed Income Investments	PACE® International Fixed Income Investments

UBS PACE® High Yield Investments	PACE® High Yield Investments

UBS PACE® Large Co Value Equity Investments	PACE® Large Co Value Equity Investments

UBS PACE® Large Co Growth Equity Investments	PACE® Large Co Growth Equity Investments

UBS PACE® Small/Medium Co Value Equity Investments	PACE® Small/Medium Co Value Equity Investments

UBS PACE® Small/Medium Co Growth Equity Investments	PACE® Small/Medium Co Growth Equity Investments

UBS PACE® International Equity Investments	PACE® International Equity Investments

UBS PACE® International Emerging Markets Equity Investments	PACE® International Emerging Markets Equity Investments

UBS PACE® Global Real Estate Securities Investments	PACE® Global Real Estate Securities Investments

UBS PACE® Alternative Strategies Investments	PACE® Alternative Strategies Investments

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE